McAfee & Taft

Jennifer Wheeler
A Professional Corporation	Attorney at Law
10th Floor, Two Leadership Square
211 North Robinson, Oklahoma City, OK 73102-7103	(Writer Direct)
(405) 235-9621 – FAX (405) 235-0439	(405) 552-2273
FAX (405) 228-7473
www.mcafeetaft.com	jennifer.wheeler@mcafeetaft.com

March 12, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Re:	American Fidelity Dual Strategy Fund, Inc.

– Post Effective Amendment

Nos. 15 and 16 to Form N-1A

Registration Statement (File Nos.

333-59185 and 811-08873)

Ladies and Gentlemen:

Included for filing with the Commission via EDGAR pursuant to Rule 485(a) of the Securities Act of 1933 is a Post-Effective Amendment to Registration Statement on Form N-1A filed on behalf of American Fidelity Dual Strategy Fund, Inc. (the “Fund”). The Registration Statement was inadvertently filed as a 485BPOS filing on February 27, 2009, but it should have been filed as a 485APOS filing because we are requesting a limited review of the Registration Statement. The remainder of this letter is identical to the transmittal letter that accompanied our February 27th filing, and the Registration Statement is identical to our prior filing except that we have now checkmarked the cover page to indicate an effective date of May 1, 2009 pursuant to Rule 485(a).

We have revised the Registration Statement in accordance with the rules adopted by the SEC in Release No. 33-8998, IC-28504 (the “Release”) permitting a fund to deliver a summary prospectus instead of a full statutory prospectus if certain requirements are satisfied, as set forth in the Release (the “New Rules”). In accordance with the Release, we are filing the Fund’s Registration Statement pursuant to Rule 485(a), requesting a review of the portions of the Registration Statement that were amended from the 2008 Registration Statement to reflect the New Rules – specifically, the items included in the “Risk/Return Summary” section. Other than (1) changes made pursuant to the New Rules, and (2) changes made in the course of our annual updates, no material changes have been made to the Registration Statement.

Please note that some information that is required to be in the Registration Statement will be included in a subsequent filing to occur upon receipt of any comments from the Commission with regard to the requested limited review. Such information includes, but is not limited to, (i) the required financial statements; (ii) the opinion of counsel; and (iii) the consent of the Fund’s independent accountants.

If you have any questions or require additional information, please call me at 405.552.2273.

Sincerely,

/s/Jennifer Wheeler

Jennifer Wheeler

JW/lw